Intangible assets and goodwill	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets and goodwill
Intangible assets and goodwill

A.	Intangible assets

Intangible assets are comprised of the following:

		December 31, 2015
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	15	$2,489	$(809)	$1,680
Intellectual property	11	1,660	(626)	1,034
Other	12	174	(67)	107
Total finite-lived intangible assets	14	$4,323	$(1,502)	$2,821

		December 31, 2014
	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	15	$2,489	$(669)	$1,820
Intellectual property	11	1,724	(578)	1,146
Other	11	239	(129)	110
Total finite-lived intangible assets	14	$4,452	$(1,376)	$3,076

During 2015, we acquired finite-lived intangible assets of $82 million due to the purchase of Rail Product Solutions, Inc. See Note 24 for details on this acquisition.

Gross customer relationship intangibles of $48 million and related accumulated amortization of $9 million were divested during 2014, and are not included in the December 31, 2014 balances in the table above. These transactions were related to the divestiture of portions of the Bucyrus distribution business. See Note 25 for additional information on divestitures.

In-process research & development indefinite-lived intangibles of $18 million from the Energy & Transportation segment were impaired during 2014. Fair value of the intangibles was determined using an income approach based on the present value of discounted cash flows. The impairment of $18 million was recognized in Other operating (income) expenses in Statement 1 and included in the Energy & Transportation segment.

Finite-lived intangible assets are amortized over their estimated useful lives and tested for impairment if events or changes in circumstances indicate that the asset may be impaired.

Amortization expense related to intangible assets was $337 million, $365 million and $371 million for 2015, 2014 and 2013, respectively.

As of December 31, 2015, amortization expense related to intangible assets is expected to be:

(Millions of dollars)
2016	2017	2018	2019	2020	Thereafter
$341	$330	$324	$321	$314	$1,191

B.	Goodwill

During 2015, we acquired net assets with related goodwill aggregating $133 million primarily related to the purchases of Rail Product Solutions, Inc. ($53 million) and RDS Manufacturing, Inc. ($59 million). See Note 24 for details on these acquisitions. During 2013, we acquired net assets with related goodwill of $106 million due to the purchase of Johan Walter Berg AB (Berg). In 2014, we finalized the allocation of the Berg purchase price to identifiable assets and liabilities, adjusting goodwill from our December 31, 2013 preliminary allocation by an increase of $7 million. See Note 24 for details on this acquisition.

There were no goodwill impairments during 2015, 2014 or 2013.

Goodwill of $15 million was reclassified to held for sale and/or divested during 2014 and is not included in the December 31, 2015 and 2014 balances in the table below. The reclassified/divested amount in 2014 primarily related to the divestiture of portions of the Bucyrus distribution business. See Note 25 for additional information on divestitures.

As discussed in Note 23, effective January 1, 2016, we revised our reportable segments in line with the changes in our organization structure. As a result of these changes, $118 million of goodwill was reassigned to Energy & Transportation from All Other segments.

The changes in carrying amount of goodwill by reportable segment for the years ended December 31, 2015 and 2014 were as follows:

(Millions of dollars)	December 31, 2014	Acquisitions [1]	Held for Sale and Business Divestitures [2]	Impairment Loss	Other Adjustments [3]	December 31, 2015
Construction Industries
Goodwill	$297	$—	$—	$—	$(12)	$285
Impairment	(22)	—	—	—	—	(22)
Net goodwill	275	—	—	—	(12)	263
Resource Industries
Goodwill	4,287	—	—	—	(142)	4,145
Impairment	(580)	—	—	—	—	(580)
Net goodwill	3,707	—	—	—	(142)	3,565
Energy & Transportation
Goodwill	2,660	133	—	—	(55)	2,738
All Other [4]
Goodwill	52	—	—	—	(3)	49
Consolidated total
Goodwill	7,296	133	—	—	(212)	7,217
Impairment	(602)	—	—	—	—	(602)
Net goodwill	$6,694	$133	$—	$—	$(212)	$6,615

	December 31, 2013	Acquisitions [1]	Held for Sale and Business Divestitures [2]	Impairment Loss	Other Adjustments [3]	December 31, 2014
Construction Industries
Goodwill	$313	$—	$—	$—	$(16)	$297
Impairment	(22)	—	—	—	—	(22)
Net goodwill	291	—	—	—	(16)	275
Resource Industries
Goodwill	4,468	—	(15)	—	(166)	4,287
Impairment	(580)	—	—	—	—	(580)
Net goodwill	3,888	—	(15)	—	(166)	3,707
Energy & Transportation
Goodwill	2,718	7	—	—	(65)	2,660
All Other [4]
Goodwill	59	—	—	—	(7)	52
Consolidated total
Goodwill	7,558	7	(15)	—	(254)	7,296
Impairment	(602)	—	—	—	—	(602)
Net goodwill	$6,956	$7	$(15)	$—	$(254)	$6,694

[1]	See Note 24 for additional information.

[2]	See Note 25 for additional information.

[3]	Other adjustments are comprised primarily of foreign currency translation.

[4]	Includes All Other operating segments (See Note 23).